RELATED PARTY TRANSACTIONS - Disclosure of detailed information about management and board compensation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Related party transactions [abstract]
Salaries, bonus and consulting fees	$ 5,616	$ 7,155
Share-based compensation	2,698	4,620
Total key management compensation	$ 8,314	$ 11,775